OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS
Other current assets includes the following:

(in thousands of $)	June 30,	December 31,
	2024	2023
Trade accounts receivable, net	6,227	447
Accrued income	17,071	12,114
Prepaid expenses	8,120	7,498
Other receivables	8,069	6,581
Total other current assets	39,487	26,640

Trade accounts receivable are presented net of allowances for doubtful accounts. The Company recorded allowances for doubtful debts of $0.0 million as of June 30, 2024 (December 31, 2023: $0.0 million).